CONSOLIDATED BALANCE SHEETS (Parenthetical) shares in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) shares
Statement of Financial Position [Abstract]
Amortized cost | $	$ 187,719	[1]
Marketable securities allowance for credit losses | $	$ 57
Ordinary shares, authorized	150,000
Ordinary shares, issued	108,010
Ordinary shares, outstanding	107,923
Treasury stock, shares	87

[1]	Excluding accrued interest of $781.